Organization and Description of Business (Details) - USD ($)	Jun. 29, 2021	Jun. 03, 2020	Mar. 10, 2020	Dec. 31, 2021	Jun. 30, 2021	May 07, 2020	Aug. 20, 2018
Organization and Description of Business (Details) [Line Items]
Outstanding equity interest	80.00%
Outstanding equity consideration (in Dollars)	$ 100
Ordinary shares issued (in Shares)				146,036,552	110,356,629
Sunway Kids [Member]
Organization and Description of Business (Details) [Line Items]
Business acquisition, description		On June 3, 2020, the Acquisition was consummated and the Company issued 4,633,333 ordinary shares of the Company to the Sellers and closed on the same date.
CACM Group [Member]
Organization and Description of Business (Details) [Line Items]
Incorporate of percentage							100.00%
Net profits or loss percentage			80.00%
Baydolphin [Member]
Organization and Description of Business (Details) [Line Items]
Incorporate of percentage			100.00%
Net profits or loss percentage			20.00%
Color China [Member]
Organization and Description of Business (Details) [Line Items]
Ordinary shares issued (in Shares)		4,633,333				4,633,333
Aggregate payment to sellers (in Dollars)						$ 2,000,000